U.S. Bancorp Fund Services, LLC
615 East Michigan Street,
Milwaukee, Wisconsin 53202

December 3, 2021

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    The Needham Funds, Inc. (the “Company”)
    Securities Act Registration No.: 033-98310
Investment Company Act Registration No.: 811-09114

Dear Sir or Madam:

We are attaching for filing, on behalf of the Company, Post-Effective Amendment No. 51 to the Company’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 53 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the sole purpose of revising the 80% Policy of the Needham Small Cap Growth Fund. The Company is proposing to increase the upper range of securities in which the Needham Small Cap Growth Fund may invest from $5 billion to $8 billion.

Because we believe this filing does not include any other material changes, apart from the references to the revised 80% Policy for the Needham Small Cap Growth Fund in the sections of the Prospectus entitled “Summary Section - Principal Investment Strategies,” “Investment Objectives, Strategies, Policies and Risks - Small Cap Growth Fund - Principal Investment Objective and Strategies,” and “Investment Objectives, Strategies, Policies and Risks - Principal Investment Strategies - All Funds - Exchange-Traded Funds” and the sections of the Statement of Additional Information entitled “Description of the Funds and Investment Objectives and Policies” and “Description of the Funds and Investment Objectives and Policies - Foreign Securities,” we request that the Staff provide a review limited only to the changes noted.

Pursuant to Rule 485(a)(1), the Company anticipates that this filing would be effective 60 days after filing. At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

Please direct any inquiries regarding this filing to me at (414) 765-5366. Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Edward Paz
Edward Paz
For U.S. Bancorp Fund Services, LLC

Enclosures